Business Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total operating revenues	$ 5,176,000,000	$ 5,109,000,000	$ 5,044,000,000
Selling, general and administrative	1,717,000,000	1,694,000,000	1,689,000,000
Depreciation, amortization and accretion	932,000,000	883,000,000	844,000,000
Loss on impairment of goodwill	0	0	262,000,000
(Gain) loss on asset disposals, net	12,000,000	9,000,000	21,000,000
(Gain) loss on sale of business and other exit costs, net	(1,000,000)	0	(1,000,000)
(Gain) loss on license sales and exchanges, net	0	(18,000,000)	(22,000,000)
Operating income (loss)	179,000,000	205,000,000	(108,000,000)
Equity in earnings of unconsolidated entities	168,000,000	160,000,000	137,000,000
Interest and dividend income	29,000,000	26,000,000	15,000,000
Interest expense	(165,000,000)	(172,000,000)	(170,000,000)
Other, net	0	2,000,000	4,000,000
Income (loss) before income taxes	211,000,000	221,000,000	(122,000,000)
Income tax expense (benefit)	64,000,000	46,000,000	(279,000,000)
Net income	147,000,000	175,000,000	157,000,000
Depreciation, amortization and accretion	932,000,000	883,000,000	844,000,000
Loss on impairment of goodwill	0	0	262,000,000
(Gain) loss on asset disposals, net	12,000,000	9,000,000	21,000,000
(Gain) loss on sale of business and other exit costs, net	(1,000,000)	0	(1,000,000)
(Gain) loss on license sales and exchanges, net	0	(18,000,000)	(22,000,000)
Interest expense	165,000,000	172,000,000	170,000,000
Income tax expense (benefit)	64,000,000	46,000,000	(279,000,000)
Adjusted EBITDA	1,319,000,000	1,267,000,000	1,152,000,000
Investments in unconsolidated entities	488,000,000	480,000,000	453,000,000
Total assets	10,781,000,000	9,783,000,000	9,295,000,000
Capital expenditures	1,032,000,000	767,000,000	694,000,000
U.S. Cellular
Segment Reporting Information [Line Items]
Loss on impairment			227,000,000
U.S. Cellular
Segment Reporting Information [Line Items]
Total operating revenues	4,022,000,000	3,967,000,000	3,890,000,000
Selling, general and administrative	1,406,000,000	1,388,000,000	1,412,000,000
Depreciation, amortization and accretion	702,000,000	640,000,000	615,000,000
Loss on impairment of goodwill			370,000,000
(Gain) loss on asset disposals, net	19,000,000	10,000,000	17,000,000
(Gain) loss on sale of business and other exit costs, net	(1,000,000)		(1,000,000)
(Gain) loss on license sales and exchanges, net		(18,000,000)	(22,000,000)
Operating income (loss)	112,000,000	158,000,000	(304,000,000)
Equity in earnings of unconsolidated entities	166,000,000	159,000,000	137,000,000
Interest and dividend income	17,000,000	15,000,000	8,000,000
Interest expense	(110,000,000)	(116,000,000)	(113,000,000)
Other, net		(1,000,000)	0
Income (loss) before income taxes	185,000,000	215,000,000	(272,000,000)
Income tax expense (benefit)	52,000,000	51,000,000	(287,000,000)
Net income	133,000,000	164,000,000	15,000,000
Depreciation, amortization and accretion	702,000,000	640,000,000	615,000,000
Loss on impairment of goodwill			370,000,000
(Gain) loss on asset disposals, net	19,000,000	10,000,000	17,000,000
(Gain) loss on sale of business and other exit costs, net	(1,000,000)		(1,000,000)
(Gain) loss on license sales and exchanges, net		(18,000,000)	(22,000,000)
Interest expense	110,000,000	116,000,000	113,000,000
Income tax expense (benefit)	52,000,000	51,000,000	(287,000,000)
Adjusted EBITDA	1,015,000,000	963,000,000	820,000,000
Investments in unconsolidated entities	447,000,000	441,000,000	415,000,000
Total assets	8,164,000,000	7,274,000,000	6,841,000,000
Capital expenditures	710,000,000	515,000,000	469,000,000
Loss on impairment			227,000,000
TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues	930,000,000	927,000,000	919,000,000
Selling, general and administrative	260,000,000	254,000,000	248,000,000
Depreciation, amortization and accretion	200,000,000	212,000,000	195,000,000
Loss on impairment of goodwill			0
(Gain) loss on asset disposals, net	(7,000,000)	(2,000,000)	3,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Operating income (loss)	107,000,000	93,000,000	116,000,000
Equity in earnings of unconsolidated entities	0	0	0
Interest and dividend income	12,000,000	8,000,000	5,000,000
Interest expense	3,000,000	2,000,000	0
Other, net		2,000,000	3,000,000
Income (loss) before income taxes	122,000,000	105,000,000	125,000,000
Income tax expense (benefit)	30,000,000	16,000,000	(13,000,000)
Net income	92,000,000	89,000,000	138,000,000
Depreciation, amortization and accretion	200,000,000	212,000,000	195,000,000
Loss on impairment of goodwill			0
(Gain) loss on asset disposals, net	(7,000,000)	(2,000,000)	3,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Interest expense	(3,000,000)	(2,000,000)	0
Income tax expense (benefit)	30,000,000	16,000,000	(13,000,000)
Adjusted EBITDA	313,000,000	313,000,000	323,000,000
Investments in unconsolidated entities	4,000,000	4,000,000	4,000,000
Total assets	2,196,000,000	1,934,000,000	1,897,000,000
Capital expenditures	316,000,000	232,000,000	201,000,000
TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues	683,000,000	699,000,000	714,000,000
Selling, general and administrative	199,000,000	197,000,000	194,000,000
Depreciation, amortization and accretion	132,000,000	142,000,000	151,000,000
Loss on impairment of goodwill	0	0	0
(Gain) loss on asset disposals, net	(8,000,000)	(3,000,000)	1,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Operating income (loss)	96,000,000	95,000,000	108,000,000
Equity in earnings of unconsolidated entities	0	0	0
Interest and dividend income	10,000,000	7,000,000	5,000,000
Interest expense	3,000,000	2,000,000	0
Other, net		3,000,000	3,000,000
Income (loss) before income taxes	110,000,000	106,000,000	117,000,000
Depreciation, amortization and accretion	132,000,000	142,000,000	151,000,000
Loss on impairment of goodwill	0	0	0
(Gain) loss on asset disposals, net	(8,000,000)	(3,000,000)	1,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Interest expense	(3,000,000)	(2,000,000)	0
Adjusted EBITDA	231,000,000	243,000,000	269,000,000
Investments in unconsolidated entities	4,000,000	4,000,000	4,000,000
Total assets	1,471,000,000	1,304,000,000	1,260,000,000
Capital expenditures	243,000,000	176,000,000	146,000,000
TDS Telecom Cable
Segment Reporting Information [Line Items]
Total operating revenues	247,000,000	230,000,000	206,000,000
Selling, general and administrative	62,000,000	57,000,000	54,000,000
Depreciation, amortization and accretion	68,000,000	69,000,000	44,000,000
Loss on impairment of goodwill	0	0	0
(Gain) loss on asset disposals, net	1,000,000	1,000,000	2,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Operating income (loss)	11,000,000	(2,000,000)	8,000,000
Equity in earnings of unconsolidated entities	0	0	0
Interest and dividend income	2,000,000	1,000,000	0
Interest expense	0	0	0
Other, net		0	0
Income (loss) before income taxes	13,000,000	(1,000,000)	8,000,000
Depreciation, amortization and accretion	68,000,000	69,000,000	44,000,000
Loss on impairment of goodwill	0	0	0
(Gain) loss on asset disposals, net	1,000,000	1,000,000	2,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Interest expense	0	0	0
Adjusted EBITDA	82,000,000	70,000,000	54,000,000
Investments in unconsolidated entities	0	0	0
Total assets	734,000,000	639,000,000	644,000,000
Capital expenditures	73,000,000	56,000,000	55,000,000
Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues	224,000,000	215,000,000	235,000,000
Selling, general and administrative	51,000,000	52,000,000	29,000,000
Depreciation, amortization and accretion	30,000,000	31,000,000	34,000,000
Loss on impairment of goodwill			(108,000,000)
(Gain) loss on asset disposals, net	0	1,000,000	1,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Operating income (loss)	(40,000,000)	(46,000,000)	80,000,000
Equity in earnings of unconsolidated entities	2,000,000	1,000,000	0
Interest and dividend income	0	3,000,000	2,000,000
Interest expense	(58,000,000)	(58,000,000)	(57,000,000)
Other, net		1,000,000	1,000,000
Income (loss) before income taxes	(96,000,000)	(99,000,000)	25,000,000
Income tax expense (benefit)	(18,000,000)	(21,000,000)	21,000,000
Net income	(78,000,000)	(78,000,000)	4,000,000
Depreciation, amortization and accretion	30,000,000	31,000,000	34,000,000
Loss on impairment of goodwill			(108,000,000)
(Gain) loss on asset disposals, net	0	1,000,000	1,000,000
(Gain) loss on sale of business and other exit costs, net	0		0
(Gain) loss on license sales and exchanges, net		0	0
Interest expense	58,000,000	58,000,000	57,000,000
Income tax expense (benefit)	(18,000,000)	(21,000,000)	21,000,000
Adjusted EBITDA	(9,000,000)	(9,000,000)	9,000,000
Investments in unconsolidated entities	37,000,000	35,000,000	34,000,000
Total assets	421,000,000	575,000,000	557,000,000
Capital expenditures	6,000,000	20,000,000	24,000,000
Loss on impairment			143,000,000
HMS
Segment Reporting Information [Line Items]
Loss on impairment			35,000,000
Service
Segment Reporting Information [Line Items]
Total operating revenues	4,059,000,000	3,999,000,000	3,979,000,000
Cost of goods and services sold	1,202,000,000	1,206,000,000	1,164,000,000
Service | U.S. Cellular
Segment Reporting Information [Line Items]
Total operating revenues	3,035,000,000	2,978,000,000	2,978,000,000
Cost of goods and services sold	756,000,000	758,000,000	732,000,000
Service | TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues	928,000,000	925,000,000	917,000,000
Cost of goods and services sold	368,000,000	369,000,000	355,000,000
Service | TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues	682,000,000	697,000,000	713,000,000
Cost of goods and services sold	263,000,000	266,000,000	258,000,000
Service | TDS Telecom Cable
Segment Reporting Information [Line Items]
Total operating revenues	247,000,000	230,000,000	206,000,000
Cost of goods and services sold	105,000,000	104,000,000	98,000,000
Service | Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues	96,000,000	96,000,000	84,000,000
Cost of goods and services sold	78,000,000	79,000,000	77,000,000
Equipment and product sales
Segment Reporting Information [Line Items]
Total operating revenues	1,117,000,000	1,110,000,000	1,065,000,000
Cost of goods and services sold	1,135,000,000	1,130,000,000	1,195,000,000
Equipment and product sales | U.S. Cellular
Segment Reporting Information [Line Items]
Total operating revenues	987,000,000	989,000,000	912,000,000
Cost of goods and services sold	1,028,000,000	1,031,000,000	1,071,000,000
Equipment and product sales | TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues	1,000,000	2,000,000	1,000,000
Cost of goods and services sold	1,000,000	1,000,000	2,000,000
Equipment and product sales | TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues	1,000,000	2,000,000	1,000,000
Cost of goods and services sold	1,000,000	1,000,000	2,000,000
Equipment and product sales | TDS Telecom Cable
Segment Reporting Information [Line Items]
Total operating revenues	0	0	0
Cost of goods and services sold	0	0	0
Equipment and product sales | Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues	129,000,000	119,000,000	152,000,000
Cost of goods and services sold	$ 106,000,000	$ 98,000,000	$ 122,000,000